Condensed Consolidated Interim Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Sales	$ 164,191		$ 0
Cost of Sales	58,875		0
Gross Margin	105,316		0
Operating expenses
Sales and marketing	82,198		0
Research and development	417,790	$ 343,742	609,823	$ 1,101,820	$ 1,397,554	$ 1,489,483	$ 1,537,491
General and administrative	1,303,614	1,438,553	510,229	1,192,244	3,676,125	2,666,669	1,621,341
Share-based compensation expense (Notes 9(v) and 10)	219,248	158,244	1,297,558	112,573	1,495,837	1,709,230	484,210
Depreciation (Note 6)	10,163	14,387	17,002	34,036	63,454	59,479	44,448
Total operating expenses	2,033,013	1,954,926	2,434,612	2,440,673	6,632,970	5,924,861	3,687,490
Other expenses (income)
Imputed interest expense (Note 6)		0		27,677	0	0	27,677
Interest expense (Note 7)	15,234	0	9,963	6,212	2,839	3,018	6,391
Other income	(11,218)	(8,522)	(25,208)	(46,026)	(42,173)	(33,974)	(46,349)
Foreign exchange loss		(71,399)		36,211	112,771	184,125	36,211
Change in fair value of warrant derivative liability (Note 11)	391,059	(870,913)	(917,749)	0	(7,742,555)	(484,124)	6,387,473
Total other expenses (income)	395,075	(950,834)	(932,994)	24,074	(7,669,118)	(330,955)	6,411,403
Net (loss) income for the period	(2,322,772)	(1,004,092)	(1,501,618)	(2,464,747)	1,036,148	(5,593,906)	(10,098,893)
Foreign exchange translation adjustment		0		(24,390)	0	24,799	409
Net loss and comprehensive loss for the period	$ (2,322,772)	$ (1,004,092)	$ (1,501,618)	$ (2,489,137)	$ 1,036,148	$ (5,569,107)	$ (10,098,484)
Loss per share - basic and diluted (in dollars per share)	$ (0.03)		$ (0.02)
(Loss) income per share - basic (Note 14) (in dollars per share)		$ (0.01)		$ (0.05)	$ 0.01	$ (0.08)	$ (0.20)
(Loss) income per share - diluted (Note 14) (in dollars per share)		$ (0.01)		$ (0.05)	$ (0.08)	$ (0.08)	$ (0.20)
Weighted average number of shares outstanding - basic (Note 14) (in shares)		72,455,753		48,225,034	71,554,822	67,210,266	50,226,548
Weighted average number of shares outstanding - diluted (Note 14) (in shares)		72,455,753		48,225,034	79,984,257	67,210,266	50,226,548
Weighted average number of shares outstanding - basic and diluted	82,050,549		68,765,736